Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable, net comprised the following:
	As of June 30,
	2023	2022
	$	$
Accounts receivable	10,383,716	18,256,420
Allowance for doubtful accounts	(70,345)	(186,909)
Total	10,313,371	18,069,511

Schedule of Allowance for Doubtful Accounts	Allowance for doubtful accounts, net consists of the following:
	As of June 30,
	2023	2022
	$	$
Beginning balance	186,909	228,413
Reversals	(116,846)	(509)
Write-offs	(3,653)	(36,333)
Foreign currency exchange effect	3,935	(4,662)
Ending balance	70,345	186,909

Schedule of Ageing Analysis	As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:
	As of June 30,
	2023	2022
	$	$
Within 90 days	9,821,889	16,375,095
Between 91 and 180 days	491,063	1,631,296
Between 181 and 365 days	419	63,120
	10,313,371	18,069,511